CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 369,855,197	2,254,970,152	2,587,441,751	2,685,223,409
Cost of goods sold	329,549,363	2,009,229,511	2,240,600,096	2,175,060,342
Gross profit	40,305,834	245,740,641	346,841,655	510,163,067
Operating expenses:
Selling	846,398	5,160,405	4,566,943	5,281,112
General and administrative	6,830,604	41,645,512	49,845,321	53,779,944
Total operating expenses	7,677,002	46,805,917	54,412,264	59,061,056
Income from operations	32,628,832	198,934,724	292,429,391	451,102,011
Other (income) expenses:
Interest income	(631,513)	(3,850,272)	(1,364,810)	(1,169,183)
Interest expense	14,951,694	91,158,982	42,767,789	34,114,359
Amortized issuance cost of bonds (note 15)	728,614	4,442,288
Others, net	82,892	505,384	157,807	(32,319)
Total other expense, net	15,131,687	92,256,382	41,560,786	32,912,857
Income before income tax expenses	17,497,145	106,678,342	250,868,605	418,189,154
Income tax expenses (note 17)
Current	4,453,088	27,150,033	62,717,151	105,194,680
Deferred	0	0	0	0
Income tax expenses	4,453,088	27,150,033	62,717,151	105,194,680
Net income attributable to ordinary shareholders	13,044,057	79,528,309	188,151,454	312,994,474
Other comprehensive loss, net of tax:
Unrealized holding loss for available-for-sale securities, net of tax effects of RMB nil, RMB nil and RMB248,712 ($40,793) for the years ended December 31, 2011, 2012 and 2013, respectively (note 4)	(122,380)	(746,137)	0	0
Foreign currency translation adjustment	4,166	25,405	(100)	(90,730)
Other comprehensive loss	(118,214)	(720,732)	(100)	(90,730)
Total comprehensive income attributable to ordinary shareholders	$ 12,925,843	78,807,577	188,151,354	312,903,744
Earnings per share (note 2):
Basic and Diluted (in CNY or dollars per share)	$ 0.51	3.09	7.31	12.17
Weighted average ordinary shares outstanding (note 2):
Basic and diluted (in shares)	25,725,000	25,725,000	25,725,000	25,725,000